Dividends - Additional information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 17, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) £ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of Dividends [Line Items]
Number of shares held (in shares) | shares		0	0	0	0	0	0	0	0	0
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares		$ 3.090			$ 2.310			$ 1.800
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares		0.930			0			2.430
Potential ordinary share transactions
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares	$ 3.090
Dividends payment proposed in the announcement of the results for the year | $	$ 6,500
Potential ordinary share transactions | Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares	$ 0.930
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | (per share)		2.310	£ 1.7747		1.800	£ 1.3596		1.800	£ 1.2943
Interim dividend per share (in usd per share) | (per share)		$ 1.550	1.1974		1.510	1.2332		1.270	0.9682
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | (per share)			0		2.430	1.8355		$ 0
Interim dividend per share (in usd per share) | (per share)			£ 0		$ 0.610	£ 0.4982			£ 0
Rio Tinto plc | Ordinary
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		258,779	258,779	258,779	852,283	852,283	852,283	132,294	132,294	132,294
Number of share excluded from interim dividend calculation (in shares) | shares		171,213	171,213	171,213	564,099	564,099	564,099	314,529	314,529	314,529
Rio Tinto plc | American depository receipts
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		28,743	28,743	28,743	37,678	37,678	37,678	22,824	22,824	22,824
Number of share excluded from interim dividend calculation (in shares) | shares		29,634	29,634	29,634	47,674	47,674	47,674	36,321	36,321	36,321
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		98,065	98,065	98,065	628,566	628,566	628,566	130,129	130,129	130,129
Number of share excluded from interim dividend calculation (in shares) | shares		84,377	84,377	84,377	342,062	342,062	342,062	251,394	251,394	251,394
Number of shares held (in shares) | shares		828,338	828,338	828,338
Retained profits and reserves distributed as dividends | $		$ 11,014	£ 11,014	$ 11,014	$ 8,599	£ 8,599	$ 8,599	$ 6,178	£ 6,178	$ 6,178
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | $ / shares				$ 3.4974			$ 2.5089			$ 2.2853
Interim dividend per share (in usd per share) | $ / shares				2.1647			2.1908			1.7084
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | $ / shares				0			3.3870			0
Interim dividend per share (in usd per share) | $ / shares				$ 0			$ 0.8850			$ 0